Income tax - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 23,981	$ 22,452
Property, plant and equipment[Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	126	81
Share issuance costs [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2	10
Investment in associate [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Accounts payable and accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	600	578
Lease liability [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	10	10
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	2,494
Non-capital losses carried forward [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 20,492	$ 19,004